Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (2,895,747)	$ (649,534)	$ (916,532)	$ (397,440)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	544,821	36,422	65,895
Deferred rent	136,470	55,517	64,753
Equity in (earnings) loss of non-consolidated affiliate	(105,550)	14,273	13,609	(178,397)
(Increase) decrease in operating assets:
Accounts receivable, net	(547,667)	194,386	208,416	(305,000)
Due from related parties	(95,501)	80,362
Other assets	(330,285)	(37,994)	(90,296)	(2,743)
Security deposits	(410,335)	(21,000)	(27,828)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	826,149	90,337	53,673	2,991
Patient deposits	719,831	100,122	130,906
Due to shareholders
Lease incentive obligation	544,658		60,428
Net cash (used in) provided by operating activities	(1,613,156)	(137,109)	(436,976)	(880,589)
Cash flows from investing activities:
Purchase of property and equipment	(2,405,999)	(492,812)	(546,470)
Investment in and loan to IMAC St. Louis, LLC	347,648	51,162	73,955	(421,603)
Net cash (used in) provided by investing activities	(2,058,351)	(441,650)	(472,515)	(421,603)
Cash flows from financing activities:
Proceeds from notes payable	3,429,430		200,000	500,000
Payments on notes payable	(148,901)	(65,734)	(85,916)
Proceeds from line of credit	494,975		25,000
Payments on line of credit	(140,000)
Proceeds from capital lease obligation	52,437	62,216
Payments on capital lease obligation	(7,898)		(1,901)
Payment to non-controlling interest		(14,273)	(13,609)
Proceeds from non-controlling interest	105,550			178,397
Issuance of member units for cash				1,350,000
Contributions from members		37,500	37,500	150,000
Net cash provided by (used in) financing activities	3,785,593	19,709	161,074	2,178,397
Net (decrease) increase in cash	114,086	(559,050)	(748,417)	876,205
Cash, beginning of period	127,788	876,205	876,205
Cash, end of period	241,874	317,155	127,788	876,205
Supplemental cash flow information:
Interest paid	102,092	22,056	27,151
Non Cash Financing and Investing:
Tangible and intangible assets acquired through acquisition liabilities	$ 7,139,397